Condensed Consolidating Statements of Operation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 12, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues		$ 137,036	$ 128,082	$ 120,787	$ 119,673	$ 111,655	$ 110,284	$ 120,210	$ 112,945		$ 488,248	$ 368,542	$ 505,578	$ 455,094	$ 382,286
Total operating expenses											807,818	360,888	458,491	300,799	317,088
Operating income		39,433	(38,219)	41,508	4,365	26,695	70,462	39,988	17,150		(319,570)	7,654	47,087	154,295	65,198
Non-operating income (loss)											31,374	(9,724)	(12,280)	(20,059)
Net gains of Launch Equity											9,068	8,474	8,817	(3,102)
Total non-operating income (loss)											40,442	(1,250)	(3,463)	(23,161)	(21,390)
Income (loss) before income taxes											(279,128)	6,404	43,624	131,134	43,808
Provision for income taxes											17,146	822	1,047	1,162	1,281
Net income (loss)	(434,342)									138,068	(296,274)	5,582	42,577	129,972	42,527
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings		36,652	(42,902)	38,959	1,051	21,749	67,141	34,068	10,115		(320,067)	(2,892)	33,760	133,073	42,527
Less: Net income attributable to non-controlling interests-Launch Equity											9,068	8,474	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.		0	0	0	0					14,725	14,725	0	0	0
Eliminations
Total revenues											(335)	(230)	(1,404)	(97)
Total operating expenses											(335)	(230)	(1,404)	(97)
Operating income											0	0	0	0
Non-operating income (loss)											0	0	0	0
Net gains of Launch Equity											0	0	0	0
Total non-operating income (loss)											0	0	0	0
Income (loss) before income taxes											0	0	0	0
Provision for income taxes											0	0	0	0
Net income (loss)											0	0	0	0
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings											0	0	0	0
Less: Net income attributable to non-controlling interests-Launch Equity											0	0	0	0
Net income attributable to Artisan Partners Asset Management Inc.											0	0	0	0
Before Consolidation
Total revenues											488,583	368,772	506,982	455,191
Total operating expenses											808,153	361,118	459,895	300,896
Operating income											(319,570)	7,654	47,087	154,295
Non-operating income (loss)											31,374	(9,724)	(12,280)	(20,059)
Net gains of Launch Equity											0	0	0	0
Total non-operating income (loss)											31,374	(9,724)	(12,280)	(20,059)
Income (loss) before income taxes											(288,196)	(2,070)	34,807	134,236
Provision for income taxes											17,146	822	1,047	1,162
Net income (loss)											(305,342)	(2,892)	33,760	133,074
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings											(320,067)	(2,892)	33,760	133,074
Less: Net income attributable to non-controlling interests-Launch Equity											0	0	0	0
Net income attributable to Artisan Partners Asset Management Inc.											14,725	0	0	0
Launch Equity
Total revenues											0	0	0	0
Total operating expenses											0	0	0	0
Operating income											0	0	0	0
Non-operating income (loss)											0	0	0	0
Net gains of Launch Equity											9,068	8,474	8,817	(3,102)
Total non-operating income (loss)											9,068	8,474	8,817	(3,102)
Income (loss) before income taxes											9,068	8,474	8,817	(3,102)
Provision for income taxes											0	0	0	0
Net income (loss)											9,068	8,474	8,817	(3,102)
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings											0	0	0	(1)
Less: Net income attributable to non-controlling interests-Launch Equity											9,068	8,474	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.											$ 0	$ 0	$ 0	$ 0